Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Trading equity securities	$ 41,010	$ (234,380)
Mutual funds	1,792,331	1,955,965
Total	1,966,607	2,094,402
Quoted Prices in Active Markets (Level 1) [Member]
Trading equity securities	174,276	138,437
Mutual funds
Total	174,276	138,437
Significant Other Observable Inputs (Level 2) [Member]
Trading equity securities
Mutual funds	1,792,331	1,955,965
Total	1,792,331	1,955,965
Significant Other Observable Inputs (Level 3) [Member]
Trading equity securities
Mutual funds
Total